UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2010

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            August 11, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      79

Form 13F Information Table Value Total:      $183,249,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------

99 CENTS ONLY STORES                COM        65440K106     740    50000   SH           SOLE              50000
ABBOTT LABS                         COM        002824100     987    21092   SH           SOLE              21092
ALLSTATE CORP                       COM        020002101    1149    40000   SH           SOLE              40000
AMGEN INC                           COM        031162100   12915   245532   SH           SOLE             245532
ARCHER DANIELS 6.25% PFD SER A      UNIT       039483201     384    10596   SH           SOLE              10596
BANK OF AMERICA CORP                COM        060505104     885    61612   SH           SOLE              61612
BANNER CORPORATION                  COM        06652V109     791   399700   SH           SOLE             399700
BARRICK GOLD CORP                   COM        067901108    5977   131625   SH           SOLE             131625
BUNGE LTD                           COM        G16962105     984    20000   SH           SOLE              20000
CHINAEDU CORP-ADR                   SPON ADR   16945L107     693    97622   SH           SOLE              97622
CISCO SYSTEMS, INC                  COM        17275R102    2138   100320   SH           SOLE             100320
CLICKSOFTWARE TECH LTD SHS          ORD        M25082104      53    10000   SH           SOLE              10000
COCA COLA ENTERPRISES, INC          COM        191219104     765    29576   SH           SOLE              29576
COCA-COLA CO/THE                    COM        191216100    1378    27500   SH           SOLE              27500
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     880    53560   SH           SOLE              53560
COSTCO WHOLESALE CORP               COM        22160K105    3876    70700   SH           SOLE              70700
CURRENCYSHARES CANADIAN DOLL        COM        23129X105    4672    50000   SH           SOLE              50000
DETREX CORP                         COM        250685104    1604   712949   SH           SOLE             712949
DRYSHIPS INC                        COM        Y2109Q101     146    40833   SH           SOLE              40833
DYNEGY INC                          COM        26817G300     118    30640   SH           SOLE              30640
EMERITUS CORP                       COM        291005106     521    31938   SH           SOLE              31938
EQUITY RESIDENT PPTYS               SH BEN INT 29476L107    1016    24400   SH           SOLE              24400
EXELON CORP                         COM        30161n101    3801   100096   SH           SOLE             100096
EXXON MOBIL CORP                    COM        30231G102    5948   104226   SH           SOLE             104226
FORD MOTOR CO CAP TR II             PFD TR     345395206    3629    82204   SH           SOLE              82204
FOREST LABORATORIES INC             COM        345838106    2801   102100   SH           SOLE             102100
FORTRESS INVESTMENT GROUP           CL A       34958b106    3482  1213105   SH           SOLE            1213105
GENERAL ELECTRIC CO                 COM        369604103    4168   289068   SH           SOLE             289068
GILEAD SCIENCES INC                 COM        375558103    1371    40000   SH           SOLE              40000
GOLD FIELDS LTD NEW ADR             SPON ADR   38059t106     747    55900   SH           SOLE              55900
GOODRICH PETROLEUM CORP             COM        382410405     352    29300   SH           SOLE              29300
INTERCLICK INC                      COM NEW    458483203      37    10000   SH           SOLE              10000
INTREPID POTASH                     COM        46121y102    2127   108700   SH           SOLE             108700
IPATH CRUDE OIL                     COM        06738C786    5468   247547   SH           SOLE             247547
ISILON SYS INC COM                  COM        46432l104    3311   257870   SH           SOLE             257870
KINROSS GOLD CORPORATION            COM        496902404     550    32200   SH           SOLE              32200
KRAFT FOODS INC                     COM        50075N104    2874   102631   SH           SOLE             102631
MICROSOFT CORP                      COM        594918104   23209  1008663   SH           SOLE            1008663
MONSANTO CO NEW                     COM        61166W101    4339    93887   SH           SOLE              93887
NEUTRAL TANDEM INC                  COM        64128B108     146    13000   SH           SOLE              13000
NEXEN INC                           COM        65334H102     395    20100   SH           SOLE              20100
NOKIA CORP ADR                      SPON ADR   654902204      85    10432   SH           SOLE              10432
NRG ENERGY INC                      COM NEW    629377508     425    20045   SH           SOLE              20045
OMEROS CORP                         COM        682143102     324    43664   SH           SOLE              43664
PAN AMERICAN SILVER CORP            COM        697900108    4945   195600   SH           SOLE             195600
PEABODY ENERGY CORP                 COM        704549104    3968   101400   SH           SOLE             101400
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509    2015   220020   SH           SOLE             220020
PENN WEST ENERGY TR UNIT            TR UNIT    707885109     727    38200   SH           SOLE              38200
PEOPLE'S UNITED FINANCIAL, INC.     COM        712704105    5163   382469   SH           SOLE             382469
PETROHAWK ENERGY                    COM        716495106    5197   306250   SH           SOLE             306250
PFIZER INC                          COM        717081103    4858   340652   SH           SOLE             340652
PLAINS EXPLORATION & PRODUCT        COM        726505100    1948    94500   SH           SOLE              94500
PROSHARES ULTRASHT 20 YR US TR      COM        74347R297    3166    89225   SH           SOLE              89225
RED LION HOTELS CORP                COM        756764106     314    52622   SH           SOLE              52622
SAFEWAY INC                         COM NEW    786514208    4372   222400   SH           SOLE             222400
SEAGATE TECHNOLOGY                  COM        G7945M107     939    72000   SH           SOLE              72000
SPDR GOLD SHARES                    GOLD SHS   78463V107     973     8000   SH           SOLE               8000
SPDR S&P 500 ETF PUT 12-18-10 80.00 PUT        1270329fb     200      755   SH           SOLE                755
SPDR S&P 500 ETF PUT Dec10 80.00    PUT        78462F953     282     1000   SH           SOLE               1000
SPDR S&P 500 ETF PUT Sep10 80.00    PUT        78462F953     222     2000   SH           SOLE               2000
SYCAMORE NETWORKS INC               COM NEW    871206405    1529    92000   SH           SOLE              92000
TELECOMMUNICATIONS SYS INC          CL A       87929j103     116    28000   SH           SOLE              28000
ULTRA PETROLEUM CORP                COM        903914109    1859    42000   SH           SOLE              42000
UNITECH CORP PARKS                  COM        G9221L100    2740  7043207   SH           SOLE            7043207
UNITED STATES OIL FUND LP           UNITS      91232N108    2038    60000   SH           SOLE              60000
UNITEDHEALTH GROUP INC              COM        91324P102    2354    82900   SH           SOLE              82900
US BANCORP NEW                      COM NEW    902973304     514    23000   SH           SOLE              23000
US NATURAL GAS FUND LP              UNIT       912318102     388    50000   SH           SOLE              50000
USEC INC.                           COM        90333e108    2153   452275   SH           SOLE             452275
VERAMARK TECHNOLOGIES INC           COM        923351100     894  1540890   SH           SOLE            1540890
VERIZON COMMUNICATIONS              COM        92343v104    4062   144975   SH           SOLE             144975
VODAFONE GROUP PLC-SP ADR           SPON ADR   92857w209     878    42500   SH           SOLE              42500
VOLT INFO SCIENCES INC              COM        928703107     694    82601   SH           SOLE              82601
WEATHERFORD INTL INC                REG        H27013103    4337   330050   SH           SOLE             330050
WENDY'S/ARBY'S GROUP INC-A          COM        950587105     600   150000   SH           SOLE             150000
WISDOMTREE DREYFUS CHINA YUAN FD    COM        97717w182     374    15000   SH           SOLE              15000
YAHOO! INC                          COM        984332106     830    60000   SH           SOLE              60000
YAMANA GOLD INC                     COM        98462Y100    4432   430300   SH           SOLE             430300
ZWEIG FUND                          COM        989834106     905   301813   SH           SOLE             301813

